Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 16 - Subsequent Events

Subsequent to September 30, 2023, the Company issued 2,609,024 shares upon conversion of warrants.

In accordance with ASC Topic 855-10, the Company has analyzed its operations subsequent to September 30, 2023 to the date these financial statements were issued and has determined that it does not have any additional material subsequent events to disclose in these financial statements.

Note 19 - Subsequent Events

PIPE Agreement

On January 19, 2023, Jupiter Wellness, Inc., (the “Company”) entered into a Securities Purchase Agreement (the “PIPE Agreement”) with certain purchasers, for the issuance of 8,631,574 common stock warrants (the “PIPE Offering”) at a price of $0.125 per warrant, comprised of two common stock warrants (the “Common Warrants,”), each to purchase up to one share of Common Stock per Common Warrant with an exercise price of $1.00 per share , with (a) 4,315,787 Common Warrants being immediately exercisable for three years following 6 months from the closing of the PIPE Offering, and (b) 4,315,787 Common Warrants being immediately exercisable for five years following 6 months from the closing of the PIPE Offering.

RD Agreement

On January 19, 2023, The Company entered into a Securities Purchase Agreement (the “RD Agreement”) with certain purchasers, pursuant to which on January 23, 2023, 4,315,787 shares of common stock, par value $0.001 (the “Common Stock”), at a price of $0.70 per share were issued to the purchasers (the “RD Offering”).

The aggregate purchase price for the purchase of one share, one 3-year warrant and one 5-year warrant was $0.95. The gross proceeds to the Company from both the PIPE Offering and the RD Offering was approximately $4.1 million and net proceeds to the Company after all related expenses was approximately $3,500,000.

Registration Rights Agreement

On January 19, 2023, the Company also entered into a Registration Rights Agreement with the Purchasers, (the “Registration Rights Agreement” and together with the PIPE Agreement and the RD Agreement the “Agreements”), requiring the Company to register the securities issued under the PIPE Agreement. Pursuant to the Rights Registration Agreement, the Company has agreed to file one or more registration statements with the SEC covering the registration of the shares of Common Stock issuable upon exercise of the Common Warrants.

In accordance with ASC Topic 855-10, the Company has analyzed its operations subsequent to December 31, 2022 to the date these financial statements were issued and has determined that it does not have any additional material subsequent events to disclose in these financial statements.